Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Eaton Vance Series Fund, Inc
Entity Central Index Key	0001552324
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000162463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class A
Trading Symbol	EADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An overweight position in Surinamese government bonds -- boosted by debt restructuring in late 2023 -- helped Index-relative returns during the period

↑ An out-of-Index allocation to Egyptian local-currency bonds aided returns as actions by Egypt’s central bank led to support by the IMF and other groups

↑ An overweight exposure to Brazilian corporate bonds -- including sugar and ethanol producer Usina Coruripe, and mining firm Samarco -- helped returns

↑ The use of derivatives -- including foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures -- helped Index-relative performance

↓ The Fund’s lack of exposure to U.S. interest rates hurt performance as short-term interest-rate declines led to multiple bond rallies during the period

↓ An underweight exposure to the South African rand, which rallied after the ANC Party lost its majority in a national election, detracted from returns

↓ An out-of-Index exposure to the South Korean won hurt returns as the currency weakened amid rising concerns over political and economic risks

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/14	$9,675	$10,000	$10,000
8/14	$9,704	$10,048	$10,065
9/14	$9,499	$9,535	$9,741
10/14	$9,577	$9,684	$9,881
11/14	$9,538	$9,557	$9,814
12/14	$9,255	$8,990	$9,419
1/15	$9,316	$9,021	$9,473
2/15	$9,387	$8,899	$9,456
3/15	$9,255	$8,634	$9,333
4/15	$9,499	$8,886	$9,547
5/15	$9,438	$8,657	$9,427
6/15	$9,346	$8,552	$9,312
7/15	$9,234	$8,332	$9,203
8/15	$8,979	$7,884	$8,899
9/15	$8,725	$7,650	$8,711
10/15	$8,949	$7,996	$9,017
11/15	$9,010	$7,823	$8,906
12/15	$8,907	$7,649	$8,749
1/16	$8,690	$7,676	$8,752
2/16	$8,793	$7,787	$8,880
3/16	$9,196	$8,492	$9,425
4/16	$9,434	$8,710	$9,629
5/16	$9,423	$8,237	$9,368
6/16	$9,640	$8,722	$9,764
7/16	$9,713	$8,774	$9,876
8/16	$9,909	$8,778	$9,955
9/16	$9,992	$8,955	$10,070
10/16	$10,018	$8,879	$9,996
11/16	$9,723	$8,255	$9,490
12/16	$9,847	$8,410	$9,629
1/17	$9,929	$8,599	$9,802
2/17	$10,065	$8,754	$9,973
3/17	$10,169	$8,956	$10,106
4/17	$10,296	$9,061	$10,231
5/17	$10,380	$9,239	$10,370
6/17	$10,497	$9,281	$10,396
7/17	$10,604	$9,473	$10,546
8/17	$10,790	$9,643	$10,712
9/17	$10,921	$9,610	$10,704
10/17	$10,893	$9,340	$10,572
11/17	$10,991	$9,497	$10,663
12/17	$11,085	$9,689	$10,799
1/18	$11,289	$10,123	$11,041
2/18	$11,249	$10,017	$10,901
3/18	$11,315	$10,119	$10,960
4/18	$11,286	$9,820	$10,740
5/18	$11,020	$9,331	$10,428
6/18	$10,800	$9,065	$10,237
7/18	$10,903	$9,237	$10,437
8/18	$10,572	$8,674	$10,046
9/18	$10,603	$8,899	$10,238
10/18	$10,525	$8,725	$10,067
11/18	$10,594	$8,970	$10,194
12/18	$10,592	$9,087	$10,313
1/19	$10,980	$9,583	$10,778
2/19	$11,055	$9,478	$10,775
3/19	$11,055	$9,353	$10,777
4/19	$11,093	$9,336	$10,795
5/19	$11,157	$9,364	$10,835
6/19	$11,493	$9,880	$11,285
7/19	$11,779	$9,971	$11,397
8/19	$11,663	$9,708	$11,271
9/19	$11,848	$9,801	$11,330
10/19	$11,995	$10,085	$11,526
11/19	$12,157	$9,902	$11,419
12/19	$12,481	$10,311	$11,740
1/20	$12,550	$10,179	$11,755
2/20	$12,388	$9,832	$11,525
3/20	$10,707	$8,743	$10,156
4/20	$11,013	$9,086	$10,516
5/20	$11,770	$9,556	$11,051
6/20	$12,196	$9,601	$11,250
7/20	$12,272	$9,891	$11,590
8/20	$12,519	$9,858	$11,612
9/20	$12,440	$9,660	$11,427
10/20	$12,532	$9,701	$11,458
11/20	$13,000	$10,233	$11,959
12/20	$13,370	$10,589	$12,267
1/21	$13,419	$10,476	$12,166
2/21	$13,410	$10,195	$11,923
3/21	$13,195	$9,882	$11,692
4/21	$13,425	$10,105	$11,906
5/21	$13,611	$10,357	$12,106
6/21	$13,587	$10,232	$12,080
7/21	$13,487	$10,188	$12,073
8/21	$13,707	$10,266	$12,170
9/21	$13,606	$9,914	$11,878
10/21	$13,505	$9,782	$11,786
11/21	$13,325	$9,515	$11,555
12/21	$13,535	$9,663	$11,697
1/22	$13,353	$9,662	$11,564
2/22	$12,679	$9,179	$10,946
3/22	$12,606	$9,039	$10,768
4/22	$12,501	$8,494	$10,237
5/22	$12,395	$8,644	$10,313
6/22	$11,784	$8,259	$9,844
7/22	$11,661	$8,283	$9,956
8/22	$12,016	$8,271	$9,930
9/22	$11,624	$7,869	$9,435
10/22	$11,699	$7,799	$9,349
11/22	$12,350	$8,353	$9,982
12/22	$12,664	$8,534	$10,136
1/23	$13,032	$8,900	$10,511
2/23	$12,919	$8,618	$10,245
3/23	$12,927	$8,974	$10,502
4/23	$12,952	$9,051	$10,584
5/23	$13,066	$8,908	$10,470
6/23	$13,449	$9,199	$10,727
7/23	$13,672	$9,463	$10,959
8/23	$13,536	$9,209	$10,759
9/23	$13,471	$8,899	$10,487
10/23	$13,425	$8,852	$10,392
11/23	$13,766	$9,319	$10,907
12/23	$14,072	$9,618	$11,295
1/24	$14,249	$9,471	$11,196
2/24	$14,597	$9,417	$11,212
3/24	$14,948	$9,414	$11,297
4/24	$14,957	$9,213	$11,092
5/24	$15,216	$9,362	$11,272
6/24	$15,205	$9,261	$11,255
7/24	$15,374	$9,471	$11,478

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	12.42%	5.46%	4.73%
Class A with 3.25% Maximum Sales Charge	8.83%	4.78%	4.39%
J.P. Morgan Emerging Market Bond Index Global Diversified Footnote Reference†Footnote Referencea	0.08%	(1.02%)	(0.54%)
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	4.73%	0.14%	1.39%

AssetsNet	$ 2,357,927,839
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 11,163,451
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,357,927,839
# of Portfolio Holdings (including derivatives)	699
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$11,163,451

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Loan Participation Notes	1.0%
Sovereign Loans	1.3%
Senior Floating-Rate Loans	5.6%
Short-Term Investments	15.7%
Foreign Corporate Bonds	28.6%
Sovereign Government Bonds	47.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162464
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class I
Trading Symbol	EIDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An overweight position in Surinamese government bonds -- boosted by debt restructuring in late 2023 -- helped Index-relative returns during the period

↑ An out-of-Index allocation to Egyptian local-currency bonds aided returns as actions by Egypt’s central bank led to support by the IMF and other groups

↑ An overweight exposure to Brazilian corporate bonds -- including sugar and ethanol producer Usina Coruripe, and mining firm Samarco -- helped returns

↑ The use of derivatives -- including foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures -- helped Index-relative performance

↓ The Fund’s lack of exposure to U.S. interest rates hurt performance as short-term interest-rate declines led to multiple bond rallies during the period

↓ An underweight exposure to the South African rand, which rallied after the ANC Party lost its majority in a national election, detracted from returns

↓ An out-of-Index exposure to the South Korean won hurt returns as the currency weakened amid rising concerns over political and economic risks

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,003,041	$1,004,800	$1,006,507
9/14	$981,784	$953,471	$974,074
10/14	$989,883	$968,373	$988,062
11/14	$985,830	$955,682	$981,372
12/14	$956,557	$899,035	$941,886
1/15	$962,877	$902,050	$947,255
2/15	$970,250	$889,941	$945,646
3/15	$956,558	$863,416	$933,273
4/15	$981,840	$888,615	$954,692
5/15	$975,518	$865,700	$942,688
6/15	$966,033	$855,160	$931,157
7/15	$954,443	$833,234	$920,259
8/15	$928,104	$788,415	$889,850
9/15	$901,764	$765,008	$871,146
10/15	$923,883	$799,639	$901,690
11/15	$930,203	$782,348	$890,640
12/15	$919,700	$764,915	$874,876
1/16	$899,354	$767,573	$875,214
2/16	$910,064	$778,654	$887,954
3/16	$952,890	$849,173	$942,511
4/16	$977,519	$871,017	$962,878
5/16	$977,519	$823,660	$936,784
6/16	$998,932	$872,154	$976,446
7/16	$1,008,567	$877,403	$987,650
8/16	$1,028,908	$877,755	$995,515
9/16	$1,038,542	$895,514	$1,006,957
10/16	$1,041,538	$887,943	$999,554
11/16	$1,010,115	$825,506	$949,007
12/16	$1,023,157	$840,957	$962,902
1/17	$1,031,840	$859,894	$980,190
2/17	$1,047,327	$875,389	$997,346
3/17	$1,058,394	$895,633	$1,010,614
4/17	$1,070,676	$906,094	$1,023,115
5/17	$1,079,601	$923,858	$1,037,039
6/17	$1,093,169	$928,086	$1,039,570
7/17	$1,104,507	$947,334	$1,054,582
8/17	$1,122,892	$964,321	$1,071,243
9/17	$1,137,897	$961,047	$1,070,380
10/17	$1,135,312	$933,956	$1,057,194
11/17	$1,145,750	$949,692	$1,066,304
12/17	$1,155,781	$968,892	$1,079,881
1/18	$1,177,264	$1,012,287	$1,104,140
2/18	$1,173,381	$1,001,718	$1,090,103
3/18	$1,180,470	$1,011,947	$1,095,952
4/18	$1,177,773	$982,024	$1,073,956
5/18	$1,150,328	$933,148	$1,042,833
6/18	$1,126,453	$906,484	$1,023,732
7/18	$1,137,449	$923,663	$1,043,675
8/18	$1,103,175	$867,447	$1,004,594
9/18	$1,106,721	$889,940	$1,023,789
10/18	$1,098,800	$872,504	$1,006,718
11/18	$1,107,544	$897,000	$1,019,386
12/18	$1,106,329	$908,713	$1,031,304
1/19	$1,148,243	$958,304	$1,077,821
2/19	$1,156,376	$947,830	$1,077,530
3/19	$1,156,623	$935,253	$1,077,652
4/19	$1,160,839	$933,613	$1,079,460
5/19	$1,167,749	$936,372	$1,083,484
6/19	$1,203,068	$987,961	$1,128,503
7/19	$1,233,222	$997,124	$1,139,683
8/19	$1,221,445	$970,800	$1,127,123
9/19	$1,239,687	$980,133	$1,133,036
10/19	$1,256,715	$1,008,532	$1,152,649
11/19	$1,273,848	$990,202	$1,141,893
12/19	$1,308,047	$1,031,138	$1,174,018
1/20	$1,315,565	$1,017,869	$1,175,454
2/20	$1,298,887	$983,163	$1,152,535
3/20	$1,122,037	$874,279	$1,015,617
4/20	$1,154,291	$908,555	$1,051,624
5/20	$1,233,732	$955,600	$1,105,094
6/20	$1,278,566	$960,097	$1,125,007
7/20	$1,288,335	$989,087	$1,158,962
8/20	$1,314,481	$985,841	$1,161,152
9/20	$1,304,991	$965,965	$1,142,679
10/20	$1,316,454	$970,079	$1,145,759
11/20	$1,365,779	$1,023,317	$1,195,879
12/20	$1,404,778	$1,058,914	$1,226,736
1/21	$1,408,794	$1,047,562	$1,216,627
2/21	$1,408,166	$1,019,493	$1,192,265
3/21	$1,385,909	$988,197	$1,169,194
4/21	$1,410,271	$1,010,525	$1,190,632
5/21	$1,430,110	$1,035,737	$1,210,564
6/21	$1,429,516	$1,023,155	$1,207,964
7/21	$1,417,793	$1,018,783	$1,207,296
8/21	$1,441,198	$1,026,635	$1,217,041
9/21	$1,430,952	$991,407	$1,187,819
10/21	$1,422,238	$978,240	$1,178,629
11/21	$1,403,726	$951,483	$1,155,466
12/21	$1,426,077	$966,287	$1,169,664
1/22	$1,407,343	$966,237	$1,156,419
2/22	$1,335,154	$917,920	$1,094,583
3/22	$1,327,843	$903,861	$1,076,770
4/22	$1,317,109	$849,392	$1,023,728
5/22	$1,306,284	$864,367	$1,031,310
6/22	$1,242,323	$825,879	$984,437
7/22	$1,229,707	$828,297	$995,576
8/22	$1,267,262	$827,134	$992,974
9/22	$1,226,356	$786,851	$943,501
10/22	$1,234,540	$779,909	$934,857
11/22	$1,303,300	$835,334	$998,175
12/22	$1,336,712	$853,375	$1,013,615
1/23	$1,375,757	$890,009	$1,051,109
2/23	$1,364,151	$861,845	$1,024,475
3/23	$1,365,320	$897,396	$1,050,200
4/23	$1,368,331	$905,133	$1,058,435
5/23	$1,380,674	$890,841	$1,047,018
6/23	$1,423,140	$919,882	$1,072,750
7/23	$1,445,149	$946,350	$1,095,932
8/23	$1,431,102	$920,923	$1,075,869
9/23	$1,426,570	$889,918	$1,048,662
10/23	$1,420,071	$885,233	$1,039,164
11/23	$1,456,361	$931,876	$1,090,708
12/23	$1,489,002	$961,763	$1,129,469
1/24	$1,508,030	$947,116	$1,119,643
2/24	$1,545,143	$941,683	$1,121,165
3/24	$1,582,527	$941,417	$1,129,667
4/24	$1,583,801	$921,300	$1,109,241
5/24	$1,611,548	$936,163	$1,127,225
6/24	$1,610,804	$926,051	$1,125,490
7/24	$1,628,738	$947,116	$1,147,771

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	12.70%	5.71%	4.99%
J.P. Morgan Emerging Market Bond Index Global Diversified Footnote Reference†Footnote Referencea	0.08%	(1.02%)	(0.54%)
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	4.73%	0.14%	1.39%

AssetsNet	$ 2,357,927,839
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 11,163,451
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,357,927,839
# of Portfolio Holdings (including derivatives)	699
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$11,163,451

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Loan Participation Notes	1.0%
Sovereign Loans	1.3%
Senior Floating-Rate Loans	5.6%
Short-Term Investments	15.7%
Foreign Corporate Bonds	28.6%
Sovereign Government Bonds	47.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000117767
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class R6
Trading Symbol	EELDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An overweight position in Surinamese government bonds -- boosted by debt restructuring in late 2023 -- helped Index-relative returns during the period

↑ An out-of-Index allocation to Egyptian local-currency bonds aided returns as actions by Egypt’s central bank led to support by the IMF and other groups

↑ An overweight exposure to Brazilian corporate bonds -- including sugar and ethanol producer Usina Coruripe, and mining firm Samarco -- helped returns

↑ The use of derivatives -- including foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures -- helped Index-relative performance

↓ The Fund’s lack of exposure to U.S. interest rates hurt performance as short-term interest-rate declines led to multiple bond rallies during the period

↓ An underweight exposure to the South African rand, which rallied after the ANC Party lost its majority in a national election, detracted from returns

↓ An out-of-Index exposure to the South Korean won hurt returns as the currency weakened amid rising concerns over political and economic risks

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/14	$5,000,000	$5,000,000	$5,000,000
8/14	$5,015,203	$5,024,002	$5,032,537
9/14	$4,908,919	$4,767,355	$4,870,371
10/14	$4,949,415	$4,841,866	$4,940,309
11/14	$4,929,149	$4,778,409	$4,906,861
12/14	$4,782,787	$4,495,175	$4,709,428
1/15	$4,814,385	$4,510,250	$4,736,274
2/15	$4,851,248	$4,449,703	$4,728,229
3/15	$4,782,788	$4,317,082	$4,666,366
4/15	$4,909,199	$4,443,075	$4,773,459
5/15	$4,877,588	$4,328,502	$4,713,441
6/15	$4,830,166	$4,275,799	$4,655,783
7/15	$4,772,214	$4,166,168	$4,601,297
8/15	$4,640,518	$3,942,077	$4,449,251
9/15	$4,508,820	$3,825,042	$4,355,731
10/15	$4,619,417	$3,998,197	$4,508,449
11/15	$4,651,017	$3,911,742	$4,453,202
12/15	$4,599,861	$3,824,575	$4,374,380
1/16	$4,487,391	$3,837,863	$4,376,072
2/16	$4,540,950	$3,893,271	$4,439,770
3/16	$4,755,164	$4,245,863	$4,712,555
4/16	$4,878,344	$4,355,086	$4,814,391
5/16	$4,872,968	$4,118,301	$4,683,919
6/16	$4,985,416	$4,360,769	$4,882,229
7/16	$5,028,237	$4,387,014	$4,938,249
8/16	$5,129,967	$4,388,776	$4,977,577
9/16	$5,178,154	$4,477,572	$5,034,786
10/16	$5,193,257	$4,439,714	$4,997,769
11/16	$5,041,561	$4,127,530	$4,745,035
12/16	$5,101,502	$4,204,785	$4,814,511
1/17	$5,145,136	$4,299,469	$4,900,949
2/17	$5,222,755	$4,376,943	$4,986,730
3/17	$5,278,230	$4,478,167	$5,053,071
4/17	$5,345,453	$4,530,472	$5,115,575
5/17	$5,390,252	$4,619,289	$5,185,196
6/17	$5,452,599	$4,640,431	$5,197,852
7/17	$5,509,481	$4,736,670	$5,272,912
8/17	$5,607,487	$4,821,606	$5,356,214
9/17	$5,676,815	$4,805,234	$5,351,902
10/17	$5,663,964	$4,669,781	$5,285,970
11/17	$5,716,318	$4,748,459	$5,331,519
12/17	$5,766,594	$4,844,458	$5,399,404
1/18	$5,874,294	$5,061,436	$5,520,702
2/18	$5,854,984	$5,008,589	$5,450,513
3/18	$5,890,594	$5,059,737	$5,479,761
4/18	$5,877,210	$4,910,119	$5,369,778
5/18	$5,739,960	$4,665,741	$5,214,164
6/18	$5,626,841	$4,532,422	$5,118,661
7/18	$5,675,805	$4,618,315	$5,218,375
8/18	$5,504,348	$4,337,237	$5,022,970
9/18	$5,522,194	$4,449,700	$5,118,944
10/18	$5,482,678	$4,362,518	$5,033,589
11/18	$5,526,626	$4,484,999	$5,096,930
12/18	$5,520,692	$4,543,564	$5,156,521
1/19	$5,730,753	$4,791,521	$5,389,104
2/19	$5,771,585	$4,739,148	$5,387,648
3/19	$5,773,015	$4,676,264	$5,388,259
4/19	$5,794,293	$4,668,064	$5,397,301
5/19	$5,828,977	$4,681,862	$5,417,422
6/19	$6,006,021	$4,939,807	$5,642,513
7/19	$6,150,394	$4,985,619	$5,698,414
8/19	$6,098,345	$4,853,998	$5,635,617
9/19	$6,189,861	$4,900,664	$5,665,180
10/19	$6,268,342	$5,042,661	$5,763,247
11/19	$6,361,278	$4,951,011	$5,709,463
12/19	$6,532,845	$5,155,688	$5,870,090
1/20	$6,570,690	$5,089,345	$5,877,271
2/20	$6,487,247	$4,915,813	$5,762,676
3/20	$5,608,344	$4,371,397	$5,078,083
4/20	$5,770,087	$4,542,775	$5,258,122
5/20	$6,168,340	$4,777,998	$5,525,471
6/20	$6,385,877	$4,800,485	$5,625,033
7/20	$6,434,960	$4,945,434	$5,794,812
8/20	$6,566,082	$4,929,205	$5,805,760
9/20	$6,518,577	$4,829,825	$5,713,396
10/20	$6,576,042	$4,850,395	$5,728,793
11/20	$6,823,363	$5,116,586	$5,979,397
12/20	$7,018,992	$5,294,570	$6,133,682
1/21	$7,039,276	$5,237,808	$6,083,134
2/21	$7,036,261	$5,097,467	$5,961,326
3/21	$6,924,868	$4,940,984	$5,845,970
4/21	$7,047,216	$5,052,623	$5,953,158
5/21	$7,146,809	$5,178,687	$6,052,820
6/21	$7,144,070	$5,115,777	$6,039,821
7/21	$7,093,404	$5,093,916	$6,036,482
8/21	$7,202,913	$5,133,173	$6,085,206
9/21	$7,151,613	$4,957,034	$5,939,094
10/21	$7,107,998	$4,891,201	$5,893,146
11/21	$7,015,240	$4,757,413	$5,777,331
12/21	$7,127,500	$4,831,435	$5,848,321
1/22	$7,033,571	$4,831,183	$5,782,097
2/22	$6,671,666	$4,589,600	$5,472,917
3/22	$6,643,553	$4,519,304	$5,383,851
4/22	$6,589,857	$4,246,960	$5,118,639
5/22	$6,535,708	$4,321,836	$5,156,550
6/22	$6,214,917	$4,129,393	$4,922,185
7/22	$6,151,716	$4,141,484	$4,977,879
8/22	$6,340,208	$4,135,670	$4,964,870
9/22	$6,135,073	$3,934,253	$4,717,504
10/22	$6,176,223	$3,899,543	$4,674,284
11/22	$6,521,301	$4,176,670	$4,990,873
12/22	$6,689,125	$4,266,877	$5,068,074
1/23	$6,885,131	$4,450,043	$5,255,546
2/23	$6,827,077	$4,309,226	$5,122,374
3/23	$6,833,128	$4,486,979	$5,251,001
4/23	$6,848,426	$4,525,663	$5,292,174
5/23	$6,910,464	$4,454,205	$5,235,088
6/23	$7,123,851	$4,599,409	$5,363,749
7/23	$7,234,574	$4,731,749	$5,479,659
8/23	$7,164,163	$4,604,613	$5,379,344
9/23	$7,131,979	$4,449,588	$5,243,311
10/23	$7,109,252	$4,426,164	$5,195,821
11/23	$7,291,628	$4,659,381	$5,453,540
12/23	$7,455,690	$4,808,815	$5,647,345
1/24	$7,551,418	$4,735,581	$5,598,214
2/24	$7,737,953	$4,708,415	$5,605,823
3/24	$7,925,860	$4,707,084	$5,648,334
4/24	$7,932,456	$4,606,501	$5,546,204
5/24	$8,071,888	$4,680,817	$5,636,124
6/24	$8,068,359	$4,630,256	$5,627,452
7/24	$8,158,108	$4,735,579	$5,738,855

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	12.76%	5.81%	5.01%
J.P. Morgan Emerging Market Bond Index Global Diversified Footnote Reference†Footnote Referencea	0.08%	(1.02%)	(0.54%)
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	4.73%	0.14%	1.39%

AssetsNet	$ 2,357,927,839
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 11,163,451
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,357,927,839
# of Portfolio Holdings (including derivatives)	699
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$11,163,451

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Loan Participation Notes	1.0%
Sovereign Loans	1.3%
Senior Floating-Rate Loans	5.6%
Short-Term Investments	15.7%
Foreign Corporate Bonds	28.6%
Sovereign Government Bonds	47.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122